Due from Related Party Recap of Assets (Table Text Block)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Due from Related Party, Recap of Assets
We have not provided financial or other support explicitly or implicitly during the fiscal year ended March 31, 2013 to any of these entities that it was not previously contractually required to provide. In addition, we currently have no plan to provide any financial support to any of these entities in the future. The carrying amount and classification of the assets and liabilities in our balance sheets that relate to our variable interests in the aforementioned entities are as follows, which approximate the maximum exposure to loss as a result of our involvement with these entities:
Related Party Assets
	March 31,
	2013	2012
	(In thousands)
U-Haul notes, receivables and interest from Private Mini	$68,593	$68,798
U-Haul notes receivable from SAC Holdings	72,397	195,426
U-Haul interest receivable from SAC Holdings	14,483	18,667
U-Haul receivable from SAC Holdings	22,336	30,297
U-Haul receivable from Mercury	3,640	3,195
Other (a)	586	(226)
	$182,035	$316,157

 (a) Timing differences for intercompany balances with insurance subsidiaries.